Matthews Korea Fund	March 31, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 85.7%

	Shares	Value

INFORMATION TECHNOLOGY: 29.9%
Semiconductors & Semiconductor Equipment: 14.1%
SK Hynix, Inc.	64,641	$4,423,704
KoMiCo., Ltd.	54,964	2,137,624
HPSP Co., Ltd.	109,779	2,129,289
LEENO Industrial, Inc.	13,323	1,477,524

		10,168,141

Technology Hardware, Storage & Peripherals: 8.0%
Samsung Electronics Co., Ltd.	116,320	5,752,136

Electronic Equipment, Instruments & Components: 7.8%
Samsung SDI Co., Ltd.	5,547	3,150,911
Park Systems Corp.	13,817	1,623,415
Samsung Electro-Mechanics Co., Ltd.	7,057	833,229

		5,607,555

Total Information Technology		21,527,832

CONSUMER DISCRETIONARY: 11.8%
Automobile Components: 4.3%
Hyundai Mobis Co., Ltd.	13,867	2,303,167
HL Mando Co., Ltd.	22,970	813,504

		3,116,671

Automobiles: 4.2%
Kia Corp.	25,599	1,597,585
Hyundai Motor Co.	10,046	1,429,270

		3,026,855

Broadline Retail: 3.3%
Coupang, Inc.[b]	146,090	2,337,440

Total Consumer Discretionary		8,480,966

HEALTH CARE: 9.7%
Pharmaceuticals: 7.0%
Yuhan Corp.	69,672	2,712,518
DongKook Pharmaceutical Co., Ltd.	192,135	2,307,755

		5,020,273

Life Sciences Tools & Services: 2.7%
Samsung Biologics Co., Ltd.[b,c,d]	3,242	1,965,184

Total Health Care		6,985,457

CONSUMER STAPLES: 8.1%
Consumer Staples Distribution & Retail: 3.6%
BGF Retail Co., Ltd.	18,355	2,556,953

Food Products: 2.3%
Orion Corp.	15,941	1,673,084

Tobacco: 2.2%
KT&G Corp.	24,929	1,602,135

Total Consumer Staples		5,832,172

INDUSTRIALS: 6.8%
Marine Transportation: 2.8%
Pan Ocean Co., Ltd.	451,394	2,023,484

	Shares	Value

Construction & Engineering: 2.4%
Samsung Engineering Co., Ltd.[b]	69,643	$1,702,017

Machinery: 1.6%
Hyundai Mipo Dockyard Co., Ltd.[b]	21,857	1,182,191

Total Industrials		4,907,692

COMMUNICATION SERVICES: 6.8%
Interactive Media & Services: 4.2%
NAVER Corp.	11,709	1,834,695
Kakao Corp.	24,198	1,145,989

		2,980,684

Diversified Telecommunication Services: 1.3%
KINX, Inc.	20,069	948,579

Wireless Telecommunication Services: 1.3%
SK Telecom Co., Ltd.	24,951	925,735

Total Communication Services		4,854,998

MATERIALS: 4.6%
Metals & Mining: 2.4%
Korea Zinc Co., Ltd.	2,048	871,351
POSCO Holdings, Inc.	3,019	854,139

		1,725,490

Chemicals: 2.2%
LG Chem, Ltd.	2,820	1,548,727

Total Materials		3,274,217

FINANCIALS: 4.4%
Insurance: 1.6%
Samsung Fire & Marine Insurance Co., Ltd.	7,183	1,135,433

Capital Markets: 1.5%
Macquarie Korea Infrastructure Fund	111,978	1,077,002

Banks: 1.3%
KB Financial Group, Inc.	26,387	963,711

Total Financials		3,176,146

ENERGY: 3.6%
Oil, Gas & Consumable Fuels: 3.6%
S-Oil Corp.	42,002	2,587,254

Total Energy		2,587,254

TOTAL COMMON EQUITIES		61,626,734

(Cost $58,932,424)

matthewsasia.com | 800.789.ASIA	1

Matthews Korea Fund	March 31, 2023

Schedule of Investments[a] (unaudited) (continued)

PREFERRED EQUITIES: 18.2%

	Shares	Value

INFORMATION TECHNOLOGY: 18.2%
Technology Hardware, Storage & Peripherals: 18.2%
Samsung Electronics Co., Ltd., Pfd.	315,618	$13,134,319

Total Information Technology		13,134,319

TOTAL PREFERRED EQUITIES		13,134,319

(Cost $ 9,442,828)

TOTAL INVESTMENTS: 103.9%		74,761,053
(Cost $ 68,375,252)

LIABILITIES IN EXCESS OF CASH
AND OTHER ASSETS: (3.9%)		(2,820,618)

NET ASSETS: 100.0%		$71,940,435

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2023, the aggregate value is $1,965,184, which is 2.73% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

Pfd.	Preferred

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS